Loans from Third Parties (Details) - Schedule of Loans from Third Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Loans from Third Parties [Line Items]
Loans from third parties		$ 3,591,979	$ 4,251,832
Less: Loans from third parties-non current		(475,546)	(2,977,166)
Loans from third parties-current		3,116,433	1,274,666
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	1,315,093	1,549,317
Changshu Tongjiang Machinery Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[2]	199,520	140,847
Tu and Lei Creative Design (Beijing) Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[3]		14,080
Zhang Miao [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[4]	847,235	725,140
Zhang Lei Studio [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[5]	13,760	14,085
Xinyi Xinshuo Concrete Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[6]		70,424
Xinyi Xinnan Real Estate Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[7]		84,508
Bai Shu Tong [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[8]	275,200	281,694
Hainan Boxinda Technology Partnership (Limited partnership) [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[9]	197,325	206,482
Chen Guo [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[10]	58,231	59,605
Honghe County Yisa Hengtong Decoration Company [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[11]	110,080	112,678
Ordos Ruitu Rural Development Promotion Center [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[12]		7,042
Yu Zhanfeng [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[13]	68,800
Shexian Ruibo hardware tools factory [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[14]	16,512
Jinyue Kelley Trading (Beijing) Co., LTD [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[15]	19,264
Qihang Hongye Technology (Inner Mongolia) Co., Ltd. [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[16]	$ 470,959	$ 985,930

[1]

On October 11, 2022, Beijing REIT entered into a loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd. to borrow approximately $1.2 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free. On January 18, 2023, the parties revised the loan agreement to increase the principal amount to approximately $1.2 million (RMB9 million) with a new maturity date of January 17, 2025.

On January 1, 2023, Xinyi REIT obtained a working capital loan of $281,694 (RMB2 million) from Jiangsu Yuantong Municipal Projects Construction Co., Ltd. The loan was from January 1, 2023 to December 15, 2024 and interest-free. After partial repayment, the outstanding loans were $76,693 (RMB 0.6 million) as of June 30, 2024.

[2]

On January 1, 2023, Beijing REIT entered into a loan agreement with Changshu Tongjiang Machinery Co., Ltd. to borrow $140,847 (RMB1.0 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free.

On April 9, 2024, Beijing REIT obtained a working capital loan of $61,920 (RMB 0.5 million) from Changshu Tongjiang Engineering Co., Ltd. The loan is from April 9, 2024 to April 8, 2025 and interest-free.
[3]	On January 1, 2023, Beijing REIT entered into a loan agreement with Tu and Lei Creative Design (Beijing) Co., Ltd. to borrow $138,812 (RMB1.0 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free. The loan was fully repaid in June 2024.
[4]

On February 8, 2023, Beijing REIT and Xinyi REIT entered into a loan agreement with Zhang Miao to borrow $598,377 (RMB4.2 million) as working capital loan for two years. The loan was from February 8, 2023 to February 7, 2025 and interest-free. During from January 1  to June 30, 2024, Xinyi REIT further obtained a loan of $138,812 (RMB 1.0 million) from Zhang Miao. After partial repayment, the outstanding balance of the loan was $723,395 (RMB 5.3 million) as of June 30, 2024.

On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free. After partial repayment, the loan balance was $123,840 (RMB 0.9 million) as of June 30, 2024. The loan was renewed upon maturity with a new maturity date of February 7, 2025.

[5]	On November 20, 2023, Beijing REIT entered into a loan agreement Zhang Lei Studio to borrow $14,085 (RMB0.1 million) as working capital loan for two years. The loan was from November 20, 2023 to November 19, 2025 and interest-free.
[6]	On September 17, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinshuo Concrete Co., Ltd. to borrow $70,424 (RMB0.5 million) as working capital loan for two years. The loan was from September 17, 2023 and September 16, 2025 and interest-free. The loan was fully repaid in June 2024.
[7]	On May 27, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinnan to borrow $84,508 (RMB0.6 million) as working capital loan for two years. The loan was from May 27, 2023 to on May 26, 2025 and interest-free. The loan was fully repaid in June 2024.
[8]	On December 27, 2023, REIT Ecological Technology Co., Ltd entered into a loan agreement with Bai Shu Tong to borrow $281,694 (RMB2.0 million) as working capital loan for two years. The loan was from December 27, 2023 and December 26, 2025 and interest-free.
[9]	In 2023, REIT Technology, Hainan Yile IoT and IoV Technology Research obtained working capital loans of $207,036 (RMB1.5 million) from Hainan Boxinda Science Technology Partnership. The loan was from January 30, 2023 to July 3, 2025 and interest-free. After partially repaid, the outstanding loans were $197,325 (RMB 1.4 million) as of June 30, 2024.
[10]	On January 20, 2023, the Company entered into a loan agreement with Chen Guo to borrow $59,605 (RMB0.42 million) as working capital loan for two years. The loan is from January 20, 2023 to January 19, 2025 and bears an annual interest of 1%.
[11]	On May 26, 2023, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $112,678 (RMB0.8 million) as working capital loan for two years. The loan is from May 26, 2023 to May 5, 2025 and bears an annual interest of 1%. The loan was fully repaid in June 2024.
[12]	On July 7, 2023, REIT Ecological Technology obtained a working capital loan of $7,042 from Ordos Ruitu Rural Development Promotion Center. The loan is from July 7, 2023 to July 6, 2024 and interest-free. The loan was fully repaid in January 2024.
[13]	On March 13, 2024, REIT Ecological Technology obtained a working capital loan of $68,800 (RMB 0.5 million) from Yu Zhanfeng. The loan is from March 13, 2024 to July 12, 2024 and interest-free. The loan was fully repaid in July12, 2024.
[14]	One January 1, 2024, Beijin RETO obtained a working capital loan of $16,512 (RMB 0.1 million) from Shexian Ruibo hardware tools factory. The loan is from March 13, 2024 to January 1, 2025 and interest-free.
[15]	One April 27, 2024, Beijin RETO obtained a working capital loan of $19,264 (RMB 0.1 million) from Jinyue Kelley Trading (Beijing) Co., LTD. The loan is due on demanded and interest-free.
[16]	On November 20, 2023, Inner Mongolia REIT Ecological Environment Management Co., Ltd. obtained a working capital loan of $985,930 from Qihang Hongye Technology (Inner Mongolia) Co., Ltd. The loan is due on demand and bears an annual interest of 12%. After partial repayment, both the principle and interests of the loan were $470,959 (RMB3.4 million) as of June 30, 2024.